Derivative financial instruments and Short positions (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
"Swap"
Derivatives Financial Instruments by Maturity
Notional	R$ 177,233,869	R$ 202,081,214	R$ 196,887,188
"Swap" | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	12,347,864	20,705,247
"Swap" | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	70,975,477	51,021,102
"Swap" | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	93,910,528	130,354,865
Options
Derivatives Financial Instruments by Maturity
Notional	335,073,080	190,061,609	175,841,405
Options | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	63,376,042	46,139,545
Options | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	220,982,952	89,403,700
Options | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	50,714,086	54,518,364
Future Contracts
Derivatives Financial Instruments by Maturity
Notional	289,508,200	161,725,596	104,651,180
Future Contracts | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	159,221,909	65,489,476
Future Contracts | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	67,578,078	55,490,159
Future Contracts | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	62,708,213	40,745,961
Forward Contracts and Others
Derivatives Financial Instruments by Maturity
Notional	90,910,841	47,823,561	R$ 50,853,154
Forward Contracts and Others | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	40,186,310	25,015,557
Forward Contracts and Others | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	31,255,384	14,250,495
Forward Contracts and Others | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	R$ 19,469,147	R$ 8,557,509